Property, plant and equipment, net	6 Months Ended
Jun. 30, 2021
Property, plant and equipment, net
Property, plant and equipment, net

5. Property, plant and equipment, net

	6/30/2021	12/31/2020

	(€ in thousands)
Land, buildings and leasehold improvements	18,353	18,698
Plant and machinery	4,519	3,982
Other facilities, factory and office equipment	902	1,039
Assets under construction and prepayments made	57	55
Total	23,831	23,774
Thereof pledged assets of Property, Plant and Equipment	12,697	13,069

In March 2020, voxeljet registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the European Investment Bank (“EIB”) related to the loan, entered into with the EIB under the Finance Contract, dated November 9, 2017.